Share-based payments (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of changes in outstanding stock options

Changes in Outstanding Stock Option Plans
	Number of shares transferable upon exercise (thousands)			Weighted average exercise price ($)		Weighted average remaining life (years)		Aggregate intrinsic value ($ thousands)
Year ended December 31, 2021	1997 Stock Option Plan	2010 Stock Option Plan	Total	1997 Stock Option Plan	2010 Stock Option Plan	1997 Stock Option Plan	2010 Stock Option Plan
Outstanding at beginning of year	—	—	—	—	—
Exercised	—	—	—	—	—			—
Forfeitures and cancellations	—	—	—	—	—
Outstanding at end of year	—	—	—	—	—	0.00	0.00	—
Vested and exercisable at end of year	—	—	—	—	—	0.00	0.00

	Number of shares transferable upon exercise (thousands)			Weighted average exercise price ($)		Weighted average remaining life (years)		Aggregate intrinsic value ($ thousands)
Year ended December 31, 2020	1997 Stock Option Plan	2010 Stock Option Plan	Total	1997 Stock Option Plan	2010 Stock Option Plan	1997 Stock Option Plan	2010 Stock Option Plan
Outstanding at beginning of year	—	159	159	—	12.07
Exercised	—	(143)	(143)	—	12.13			2,192
Forfeitures and cancellations	—	(16)	(16)	—	11.50
Outstanding at end of year	—	—	—	—	—	0.00	0.00	—
Vested and exercisable at end of year	—	—	—	—	—	0.00	0.00

	Number of shares transferable upon exercise (thousands)			Weighted average exercise price ($)		Weighted average remaining life (years)		Aggregate intrinsic value ($ thousands)
Year ended December 31, 2019	1997 Stock Option Plan	2010 Stock Option Plan	Total	1997 Stock Option Plan	2010 Stock Option Plan	1997 Stock Option Plan	2010 Stock Option Plan
Outstanding at beginning of year	25	189	214	64.51	11.98
Exercised	—	(30)	(30)	—	11.50			659
Expiration at end of plan life	(25)	—	(25)	64.51	—
Outstanding at end of year	—	159	159	—	12.07	0.00	0.73	3,958
Vested and exercisable at end of year	—	159	159	—	12.07	0.00	0.73

Schedule of changes in outstanding ELTIP and EDIP awards

Changes in Outstanding ELTIP and EDIP awards (in thousands of shares transferable upon vesting)
	Year ended
	December 31, 2021		December 31, 2020		December 31, 2019
	EDIP	ELTIP	EDIP	ELTIP	EDIP	ELTIP
Outstanding at beginning of year	364	658	251	618	234	697
Granted	118	283	245	209	169	317
Vested (fair value in 2021: $13.9 million, 2020: $9.6 million; 2019: $18.9 million)	(183)	(237)	(129)	(162)	(149)	(389)
Forfeitures (resignations, retirements, redundancies)	(2)	—	(3)	(7)	(3)	(7)
Outstanding at end of year	297	704	364	658	251	618

Schedule of share-based compensation cost recognized in net income

Share-based Compensation Cost Recognized in Net Income
	Year ended
	December 31, 2021	December 31, 2020	December 31, 2019
	EDIP and ELTIP	EDIP and ELTIP	EDIP and ELTIP
Cost recognized in net income	14,539	14,608	17,459

Schedule of unrecognized compensation cost

Unrecognized Share-based Compensation Cost	December 31, 2021		December 31, 2020
	Unrecognized cost	Weighted average years over which it is expected to be recognized	Unrecognized cost	Weighted average years over which it is expected to be recognized
EDIP	4,896	1.45	6,588	1.91

ELTIP
Time vesting shares	17	0.12	156	1.09
Performance vesting shares	8,840	1.76	8,187	1.60
Total unrecognized expense	13,753		14,931